Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit obligations, as reported	$ 1,831	$ 1,698
Expense in income before income taxes, as reported	$ 75	66
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption, increase	1.00%
Change in Assumption, decrease	1.00%
Benefit obligations, 1.0 percentage point decrease	$ 326	302
Benefit obligations, 1.0 percentage point increase	(251)	(234)
Expense in income before income taxes, 1.0 percentage point decrease	20	18
Expense in income before income taxes, 1.0 percentage point increase	$ (18)	$ (17)